THE VANTAGEPOINT FUNDS
Supplement dated July 30, 2009 to the Statement of Additional Information dated May 1, 2009 and as Supplemented July 20, 2009
This supplement changes the disclosure in the Statement of Additional Information and provides new information that should be read together with the Statement of Additional Information.
The following replaces the information on page 40 found under this section:
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
A majority of the voting shares of each Fund, other than the Money Market Fund, are held either directly, or indirectly through the Model Portfolio Funds and the Milestone Funds, by VantageTrust, a group trust sponsored and maintained by VantageTrust Company (“Trust Company”), 777 N. Capitol N.E. Street, Washington, DC 20002. VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking corporation, has the power to vote the shares of the Funds directly held by VantageTrust and has the power to direct the vote of the shares of the underlying Funds held by the Model Portfolio Funds and the Milestone Funds under the proxy voting policy adopted by the Funds’ Adviser. The Trust Company therefore has the power to vote more than 25% of the Funds’ voting securities and thus under the 1940 Act is considered a “control” person of the Funds. Both the Trust Company and the Funds’ Adviser are wholly owned subsidiaries of ICMA-RC. As a control person of each Fund, the Trust Company may possess the ability to control the outcome of matters submitted to the vote of shareholders. The following represents the percentage of shares outstanding in each of the Funds held, directly or indirectly, by VantageTrust as of June 30, 2009:

Money Market Fund	38.43%
Low Duration Bond Fund	81.97%
Inflation Protected Securities Fund	91.79%
Asset Allocation Fund	97.30%
Equity Income Fund	93.30%
Growth & Income Fund	93.14%
Growth Fund	97.23%
Select Value Fund	95.48%
Aggressive Opportunities Fund	96.68%
Discovery Fund	95.83%
International Fund	94.33%
Diversified Assets Fund	92.65%
Core Bond Index Fund Class I	91.49%
Core Bond Index Fund Class II	94.55%
500 Stock Index Fund Class I	85.04%
500 Stock Index Fund Class II	100.00%
Broad Market Index Fund Class I	87.39%
Broad Market Index Fund Class II	90.96%
Mid/Small Company Index Fund Class I	82.79%
Mid/Small Company Index Fund Class II	99.99%
Overseas Index Fund Class I	82.25%
Overseas Index Fund Class II	99.99%
Model Portfolio Savings Oriented Fund	88.28%
Model Portfolio Conservative Growth Fund	88.62%

Model Portfolio Traditional Growth Fund	95.41%
Model Portfolio Long-Term Growth Fund	96.32%
Model Portfolio All-Equity Growth Fund	95.70%
Milestone Retirement Income Fund	71.21%
Milestone 2010 Fund	81.41%
Milestone 2015 Fund	85.52%
Milestone 2020 Fund	87.28%
Milestone 2025 Fund	87.26%
Milestone 2030 Fund	86.10%
Milestone 2035 Fund	83.64%
Milestone 2040 Fund	81.02%
Below are the names, addresses, and percentage of ownership of each person (or entity) that owns of record or is known to own beneficially 5% or more of any class of any Fund’s outstanding shares as of June 30, 2009:
Money Market Fund

		Percentage of
Name	Address	Shares Owned
Lee County Board of	11000 Terminal Access Road	9.14%
County Commissioners	Fort Meyers, FL 33913
Please retain this supplement for future reference.